NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Total notes payable and convertible debentures	$ 570,540	$ 73,200	$ 370,000
Less: Debt discount	(6,093)	0	(55,982)
Carrying value	564,447	73,200	314,018
Less: Current portion	(333,750)	(73,200)	(67,726)
Notes payable and convertible debentures, net of current portion	230,697		24,274
February 2016 Note Payable [Member]
Total notes payable and convertible debentures	473,340	0
May 2016 Note Payable [Member]
Total notes payable and convertible debentures	24,000	0
July 2015 Debenture (Amended August 2014 Debenture) [Member]
Total notes payable and convertible debentures	$ 73,200	$ 73,200
August 2014 Debenture [Member]
Total notes payable and convertible debentures			40,000
February 2014 Debenture [Member]
Total notes payable and convertible debentures			330,000
September 2014 Debenture [Member]
Total notes payable and convertible debentures			$ 92,000